Related party transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related party transactions
Schedule of balances due to related parties

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Payables to Hebei Jinglong Industry and Commerce Group Co., Ltd. (“Hebei Jinglong”) -short term	75,263	73,097
Payables to Jing Wei Electronics Co., Ltd.-short term	14,160	47,754
Others-short term	32,658	41,738
Total amounts due to related parties-short term	122,081	162,589

Schedule of balances due from related parties

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Advances to Hebei Jinglong-short term	54,300	10,740
Advances to Hebei Jinglong-long term	46,498	38,333
Advances to Solar Silicon Valley-short term	41,755	—
Advances to Jing Wei Electronics Co., Ltd.	15,428	—
Receivables from Heibei Ningjin Songgong Semiconductor Co., Ltd.-short term	—	19,077
Others-short term	1,828	21,654
Total amounts due from related parties	159,809	89,804